                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/05

Check here if Amendment: |X|; Amendment Number:  1
                                                ---

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Suzanne M. Matulis
Title: Secretary
Phone:617-526-8990


Signature, Place, and Date of Signing:

Suzanne M. Matulis              Boston, MA                      11-14-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                0
Number of Other Included Managers:      _____________
                                                151
Form 13F Information Table Entry Total: _____________
                                           1,118,249
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                           ------------------------
                                    FORM 13F                                                                  (SEC USEIONLY)
As of September 30, 2005                         Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------- ------------------------
    ITEM 1:              ITEM 2:    ITEM 3:    ITEM 4:       ITEM 5:            ITEM 6:           ITEM 7:          ITEM 8
                                                Fair        SHARES OF     INVESTMENT DISCRETION            VOTING AUTHORITY (SHARES)
                        Title of    CUSIP      Market  ------------------ ---------------------            ------------------------
   Name of Issuer        Class      Number     Value   Principal SHR/PRN/ (a)    (b)     (c)     Managers    (a)      (b)      (c)
                                                        Amount   PUT/CALL Sole Shared-  Shared-   See       Sole     Shared   None
                                                                                  As    Other    Instr. V
                                                                               Defined
                                                                              in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Aeropostale              Common    007865108    34646   1630400   SHR       X                               1630400
Airtran Holdings
  Inc.                   Common    00949P108     2219    175300   SHR       X                                175300
Akamai
  Technlologies Inc      Common    00971T101     5838    366000   SHR       X                                366000
AmDocs Limited           Common    G02602103     1387     50000   SHR       X                                 50000
Alaska Air
  Group Inc.             Common    011659109     5957    205000   SHR       X                                205000
Alliance Gaming
  Corporation            Common    01859P609    16864   1554300   SHR       X                               1554300
AMR Corp                 Common    001765106    67697   6055205   SHR       X                               6055205
Ameritrade
  Holding Corp           Common    03074K100    15001    698700   SHR       X                                698700
Anadigics Inc.           Common    032515108      345    104006   SHR       X                                104006
Atmel Corp               Common    049513104     1545    750000   SHR       X                                750000
Blockbuster Inc          Class A
                          Common   093679108     1116    235000   SHR       X                                235000
Boots & Coots
  Intl                   Common    099469504      226    177800   SHR       X                                177800
Boyd Gaming
  Corporation            Common    103304101     1798     41700   SHR       X                                 41700
CIT Group Inc            Common    125581108     3849     85200   SHR       X                                 85200
CKE Restaurants          Common    12561E105    14498   1100000   SHR       X                               1100000
Cablevision
  Systems Corp           Class A
                          Common   12686C109    15335    500000   SHR       X                                500000
Captaris Inc.            Common    14071N104      702    186773   SHR       X                                186773
Carrier Access Corp      Common    144460102     3213    582000   SHR       X                                582000
Catalina Marketing
  Corporation            Common    148867104    10233    450000   SHR       X                                450000
Cintas Corp              Common    172908105     3026     73716   SHR       X                                 73716
Citigroup Inc.           Common    172967101     4188     92000   SHR       X                                 92000
COHU Inc.                Common    192576106     4460    188579   SHR       X                                188579
Conceptus Inc.           Common    206016107      180     15500   SHR       X                                 15500
Coast Financial
  Holdings Inc.          Common    212485106      368     22500   SHR       X                                 22500
Conns Inc                Common    208242107    23111    833731   SHR       X                                833731
Convata Holding
  Corporation            Common    22282E102     3412    254071   SHR       X                                254071
Credence Systems
  Corp                   Common    225302108     1598    200000   SHR       X                                200000
DDI Corp                 Common    233162304      666    822149   SHR       X                                822149
Deckers Outdoor
  Corp                   Common    243537107    16964    705052   SHR       X                                705052
Delta Air
  Lines Inc.             Common    247361108     1313   1750000   SHR       X                               1750000
Diamondcluster
  Intl Inc               Class A
                          Common   25278P107     1895    250000   SHR       X                                250000
Ditech
  Communications         Common    25500M103      750    111295   SHR       X                                111295
Echostar
  Communications         Class A
                          Common   278762109    23656    800000   SHR       X                                800000
Electronic Game
  Card Inc.              Common    285716106      528    400000   SHR       X                                400000
Embarcadero
  Technologies           Common    290787100     1281    190000   SHR       X                                190000
Employee
  Solutions              Common    292166105              70000   SHR       X                                 70000
Encore Capital
  Group Inc.             Common    292554102     5709    320000   SHR       X                                320000
EMAK Worldwide Inc       Common    294724109      388     51000   SHR       X                                 51000
Espeed Inc.              Common    296643109     1895    250000   SHR       X                                250000
Evergreen Solar Inc.     Common    30033R108      467     50000   SHR       X                                 50000
Expedia Inc              Common    302125109     2476    125000   SHR       X                                125000
ExpressJet
  Holdings Inc.          Common    30218U108     4570    509500   SHR       X                                509500
Excell Maritime
  Carries LTD            Common    V326N107       353     22000   SHR       X                                 22000
Federal National
  Mortgage Assn          Common    313586109     2241     50000   SHR       X                                 50000
First Data Corp          Common    319963104     5000    125000   SHR       X                                125000
Formfactor Inc.          Common    346375108     2510    110000   SHR       X                                110000
Foster Wheeler LTD       Common    G36535139     1236     40000   SHR       X                                 40000
Frontier
  Airlines Inc.          Common    359065109    12116   1238900   SHR       X                               1238900
G-III Apparel
  Group LTD              Common    36237H101     2822    251057   SHR       X                                251057
Gaylord
  Entertainment Co       Common    367905106    35138    737424   SHR       X                                737424
Global Cash Access
  Holdings Inc           Common    378967103     2468    175000   SHR       X                                175000
Global
  Technovations Inc.     Common    37939M109             340500   SHR       X                                340500
Gtech Holdings Corp      Common    400518106    31409    979700   SHR       X                                979700
Harris Interactive
  Inc.                   Common    414549105     1151    269457   SHR       X                                269457
Heartland Payment
  Systems                Common    42235N108     2446    102500   SHR       X                                102500
Ibasis Inc               Common    450732102     1230    500000   SHR       X                                500000
Imagyn Medical
  Technologies Inc.      Common    45244E100              78333   SHR       X                                 78333
Innovo Group Inc.        Common    457954600     4669   2370300   SHR       X                               2370300
Interland Inc.           Common    458727104     5598   2000000   SHR       X                               2000000
Intergrated
  Silicon Solution       Common    45812P107      799     95087   SHR       X                                 95087
International
  Security Exchange      Class A
                          Common   46031W204     1170     50000   SHR       X                                 50000
Intersil Corp            Class A
                          Common   460695109     1634     75000   SHR       X                                 75000
Iomega Corp              Common    462030305      918    305100   SHR       X                                305100
JP Morgan
  Chase & Co.            Common    46625H100     2036     60000   SHR       X                                 60000
James River
  Coal Co.               Common    470355207     1514     30000   SHR       X                                 30000
Jetblue
  Airways Corp           Common    477143101     3520    200000   SHR       X                                200000
Kanbay
  International Inc      Common    48369P207     2493    132585   SHR       X                                132585
LTWC Corporation         Common    522002104              15428   SHR       X                                 15428
LTX Corporation          Common    502392103     2288    542152   SHR       X                                542152
Lakes
  Entertainment Inc.     Common    51206P106     3045    303000   SHR       X                                303000
Leadis Technology Inc.   Common    52171N103      932    136000   SHR       X                                136000
Liberate Technologies    Common    530129105        9     45000   SHR       X                                 45000
Lifetime Fitness Inc.    Common    53217R207     1170     35300   SHR       X                                 35300
Lighting Science
  Group Corp             Common    53224G103        5      5719   SHR       X                                  5719
Lithia Motors Inc        Class A
                          Common   536797103    13003    448700   SHR       X                                448700
Lodgenet Entertainment
  Corporation            Common    540211109    14730   1000000   SHR       X                               1000000
MEMC Electronic
  Materials              Common    552715104     3305    145000   SHR       X                                145000
MEMC Electronic
  Materials              Common    552715104     2279    100000   PUT       X                                100000
MRV Communications Inc.  Common    553477100     1471    690694   SHR       X                                690694
MTR Gaming Group Inc.    Common    553769100     4823    602062   SHR       X                                602062
MAIR Holdings Inc.       Common    59066B102     6996   1200000   SHR       X                               1200000
Mediacom
  Communications Corp    Class A
                          Common   58446K105     3534    478900   SHR       X                                478900
Mobile Mini Inc.         Common    60740F105     4335    100000   SHR       X                                100000
Monolithic System
  Technology Inc.        Common    609842109      985    180000   SHR       X                                180000
Monster Worldwide Inc.   Common    611742107    11191    364400   SHR       X                                364400
Montpelier Re Holdings   Common    G62185106     1372     55200   SHR       X                                 55200
Morgan Stanley Dean
  Witter Discover & Co   Common    617446448      906     16800   SHR       X                                 16800
Movie Gallery Inc.       Common    624581104     3637    350000   SHR       X                                350000
Multimedia Games Inc.    Common    749938106    11652   1200000   SHR       X                               1200000
Nasdaq Stock Market Inc. Common    631103108     2256     89000   SHR       X                                 89000
Navigant Consulting Inc. Common    63935N107     3353    175000   SHR       X                                175000
Navigant International
  Inc.                   Common    63935R108     9840    800000   SHR       X                                800000
Netbank Inc.             Common    640933107     2367    284807   SHR       X                                284807
Netflix Inc.             Common    64110L106     8512    327500   SHR       X                                327500
Network Equipment
  Technologies           Common    641208103      404     87600   SHR       X                                 87600
Newmarket Corp           Common    651587107      508     29300   SHR       X                                 29300
News Corporation         Class B
                          Common   65248E203    13200    800000   SHR       X                                800000
Nintendo Co. LTD         Common    654445303     2503    175000   SHR       X                                175000
Northwest
  Airlines Corp          Class A
                          Common   667280101     3012   4529000   SHR       X                               4529000
Ohio Art Co              Common    677143109      223     40500   SHR       X                                 40500
OpenTV                   Common    G67543101      194     67500   SHR       X                                 67500
Partnerre Ltd            Common    G6852T105      641     10000   SHR       X                                 10000
Peets Coffee &
  Tea Inc.               Common    705560100    13620    444945   SHR       X                                444945
Pegasus
  Solutions Inc.         Common    705906105     8980   1000000   SHR       X                               1000000
Penn National
  Gaming Inc.            Common    707569109    49228   1582385   SHR       X                               1582385
Pharmacyclics Inc.       Common    716933106      226     25000   SHR       X                                 25000
Phoenix
  Companies Inc          Common    71902E109     1693    138800   SHR       X                                138800
Physician
  Computer Network       Common    71940K109             251000   SHR       X                                251000
Pixar                    Common    725811103     2266     50900   SHR       X                                 50900
Placer Sierra
  Bancshares             Common    726079106     3032    110383   SHR       X                                110383
Planetout Inc.           Common    727058109      711     84288   SHR       X                                 84288
Priceline Inc.           Common    741503403    71537   3702738   SHR       X                               3702738
Puradyn Filter
  Technologies Inc.      Common    746091107      598    520300   SHR       X                                520300
Pure Cycle Corp New      Common    746228303    10447   1536309   SHR       X                               1536309
Qiagen NV                Common    N72482107     1956    150000   SHR       X                                150000
QLT Inc.                 Common    746927102     2319    302300   SHR       X                                302300
Quicksliver Inc.         Common    748380106     8223    569100   SHR       X                                569100
Republic Airways
  Holdings Inc.          Common    760276105     7155    500000   SHR       X                                500000
Sabre Holdings
  Corporation            Class A
                          Common   785905100    28727   1416500   SHR       X                               1416500
Sapient Corp             Common    803062108     4286    685784   SHR       X                                685784
Satyam Computer
  Svcs Ltd               Common    804098101     6497    215000   SHR       X                                215000
Seitel Inc               Common    816074405      419    275500   SHR       X                                275500
Select Comfort
  Corp                   Common    81616X103     2972    148772   SHR       X                                148772
Selectica Inc.           Common    816288104     2288    712674   SHR       X                                712674
Solectron Corp           Common    834182107      127     32400   SHR       X                                 32400
Somera
  Communications Inc.    Common    834458101      195    194536   SHR       X                                194536
Southwest Airlines Co    Common    844741108    14850   1000000   SHR       X                               1000000
Sovereign Bancorp Inc.   Common    845905108     1212     55000   SHR       X                                 55000
Station Casinos Inc.     Common    857689103    60265    908150   SHR       X                                908150
Stats Chippac LTD ADR    Common    85771T104    14583   2322100   SHR       X                               2322100
Sunterra Corporation     Common    86787D208     3939    300000   SHR       X                                300000
Sycamore Networks Inc.   Common    871206108     1241    329222   SHR       X                                329222
Synplicity Inc.          Common    87160Y108     1322    200000   SHR       X                                200000
TNS Inc.                 Common    872960109     4850    200000   SHR       X                                200000
Tarrant Apparel Group    Common    876289109      844    268730   SHR       X                                268730
Texas Instruments        Common    882508104     5933    175000   PUT       X                                175000
Therma-Wave Inc          Common    88343A108      868    484977   SHR       X                                484977
Tivo Inc.                Common    888706108     7946   1450000   SHR       X                               1450000
TOPPS Co Inc.            Common    890786106      452     55000   SHR       X                                 55000
United Auto
  Group Inc.             Common    909440109      687     20800   SHR       X                                 20800
Universal Health
  Services, Inc.         Class B
                          Common   913903100    32250    677100   SHR       X                                677100
US Airways Group         Common    90341Q108   151749   9435152   SHR       X                               9435152
Vaalco Energy Inc.       Common    91851C201     2485    615000   SHR       X                                615000
Vivendi
  Universal ADR          Common    928515204      881     26917   SHR       X                                 26917
VNU N V                  Common    92856P108      676     21585   SHR       X                                 21585
Waddell & Reed
  Financial Inc.         Class A
                          Common   930059100     1113     57500   SHR       X                                 57500
Webzen Inc.              Common    94846M102     1159    235000   SHR       X                                235000
Wet Seal Inc.            Class A
                          Common   961840105     6639   1475429   SHR       X                               1475429
WPT Enterprises Inc.     Common    98211W108     4410    500000   SHR       X                                500000
XL Capital Ltd           Class A
                          Common   G98255105     1735     25500   SHR       X                                 25500
Zixit Corp               Common    98974P100      144     71900   SHR       X                                 71900